Loss per share	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Loss per share

9	Loss per share

	2026 USD	2025 USD
Loss for the year
Loss for the year for the purpose of basic and diluted loss per share	(3,157,133)	(2,064,334)
Number of shares
Weighted average number of ordinary shares for the purpose of basic and diluted loss per share – post-recapitalization	100,424,932	100,000,000

Due to the losses during the years ended March 31, 2026, anti-dilutive instruments were excluded from the calculation of diluted loss per share. Anti-dilutive instruments include SJP Warrants (as defined in note 12) and royalty option discussed in note 18.4).

On May 12, 2026, the authorized share capital of the Company increased from US$50,000 divided into 500,000,000 shares of US$0.0001 par value each to US$200,000 divided into 2,000,000,000 shares of US$0.0001 each and bonus shares are issued at par value in the ratio of 100,000 bonus shares to one existing share. The impact of the bonus shares has been incorporated into the weighted average number of ordinary shares for calculating both basic and diluted loss per share.